Intangible assets, net (Details) - USD ($)	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023
Intangible assets, net
Cost	$ 18,089,000		$ 13,799,000
Amortization	(9,779,000)		(8,102,000)
Net book value	8,310,000		5,697,000
Billionaire
Intangible assets, net
Intangible assets	3,869,000	$ 3,869,000
Technology (note)
Intangible assets, net
Cost	3,869,000
Amortization	(580,000)
Net book value	3,289,000
Land use rights
Intangible assets, net
Cost	4,932,000		4,697,000
Amortization	(1,775,000)		(1,629,000)
Net book value	3,157,000		3,068,000
Audio - visual license
Intangible assets, net
Cost	5,456,000		5,537,000
Amortization	(4,072,000)		(3,484,000)
Net book value	1,384,000		2,053,000
Acquired computer software
Intangible assets, net
Cost	3,662,000		3,565,000
Amortization	(3,302,000)		(2,989,000)
Net book value	360,000		$ 576,000
Others
Intangible assets, net
Cost	170,000
Amortization	(50,000)
Net book value	$ 120,000